Cover	Jul. 23, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 23, 2024
Entity File Number	1-34370
Entity Registrant Name	Waste Connections, Inc.
Entity Central Index Key	0001318220
Entity Tax Identification Number	98-1202763
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	6220 Hwy 7, Suite 600
Entity Address, City or Town	Woodbridge
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4H 4G3
City Area Code	905
Local Phone Number	532-7510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WCN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false